Subsidiary Guarantors of the Public Bonds (Consolidated Condensed Balance Sheets) (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Current assets:
Cash and cash equivalents	$ 194.1	$ 223.8	$ 214.2	$ 171.4
Accounts receivable, net	298.9	312.7
Inventories:
Finished products	448.0	398.1
Raw materials and work-in-process	18.6	15.9
Total Inventory	466.6	414.0
Deferred income taxes	0.0	28.1
Prepaid expenses and other current assets	54.2	63.6
Total current assets	1,013.8	1,042.2
Property, plant and equipment:
Gross cost	431.5	415.3
Accumulated depreciation	(299.9)	(278.5)
Property, plant and equipment, net	131.6	136.8
Other assets:
Goodwill	429.1	438.8	445.3
Indefinite-lived intangibles	685.4	690.5	690.5
Amortizable intangibles, net	97.3	112.1
Deferred income taxes	3.7	2.8
Other	73.5	68.1
Intercompany accounts receivable	0.0	0.0
Investment in affiliates	0.0	0.0
Total other assets	1,289.0	1,312.3
Total assets	2,434.4	2,491.3
Current liabilities:
Accounts payable	199.7	149.4
Accrued salaries and wages	28.5	36.1
Other accrued liabilities	108.2	108.5
Current maturities of long-term debt	16.9	46.7
Total current liabilities	353.3	340.7
Long-term debt, less current maturities	792.9	840.9
Accrued pension liabilities	109.6	128.1
Deferred income taxes	178.6	217.0
Other liabilities	30.3	26.6
Intercompany accounts payable	0.0	0.0
Stockholders’ equity:
Wolverine World Wide, Inc. stockholders’ equity	963.7	933.5
Noncontrolling interest	6.0	4.5
Total stockholders’ equity	969.7	938.0	841.4	643.7
Total liabilities and stockholders' equity	2,434.4	2,491.3
Parent [Member]
Current assets:
Cash and cash equivalents	27.2	11.4	18.8	21.3
Accounts receivable, net	84.8	18.8
Inventories:
Finished products	(0.8)	59.5
Raw materials and work-in-process	0.8	2.1
Total Inventory	0.0	61.6
Deferred income taxes		12.8
Prepaid expenses and other current assets	10.7	24.8
Total current assets	122.7	129.4
Property, plant and equipment:
Gross cost	228.4	230.7
Accumulated depreciation	(178.1)	(183.3)
Property, plant and equipment, net	50.3	47.4
Other assets:
Goodwill	2.7	7.9
Indefinite-lived intangibles	3.8	4.3
Amortizable intangibles, net	0.6	0.6
Other	54.1	53.1
Intercompany accounts receivable	19.8	22.1
Investment in affiliates	3,388.4	3,158.2
Total other assets	3,469.4	3,246.2
Total assets	3,642.4	3,423.0
Current liabilities:
Accounts payable	37.3	37.5
Accrued salaries and wages	17.2	23.2
Other accrued liabilities	42.6	31.6
Current maturities of long-term debt	16.9	46.7
Total current liabilities	114.0	139.0
Long-term debt, less current maturities	792.3	840.3
Accrued pension liabilities	91.2	106.6
Deferred income taxes	(75.2)	(60.7)
Other liabilities	17.0	13.3
Intercompany accounts payable	1,739.4	1,451.0
Stockholders’ equity:
Wolverine World Wide, Inc. stockholders’ equity	963.7	933.5
Total stockholders’ equity	963.7	933.5
Total liabilities and stockholders' equity	3,642.4	3,423.0
Subsidiary Guarantors [Member]
Current assets:
Cash and cash equivalents	2.6	3.3	15.0	48.5
Accounts receivable, net	105.8	181.4
Inventories:
Finished products	371.7	260.0
Raw materials and work-in-process	1.8	1.3
Total Inventory	373.5	261.3
Deferred income taxes		14.0
Prepaid expenses and other current assets	24.9	21.4
Total current assets	506.8	481.4
Property, plant and equipment:
Gross cost	170.5	150.7
Accumulated depreciation	(103.6)	(72.6)
Property, plant and equipment, net	66.9	78.1
Other assets:
Goodwill	353.3	353.0
Indefinite-lived intangibles	675.3	674.9
Amortizable intangibles, net	96.7	111.5
Other	15.6	11.9
Intercompany accounts receivable	3,002.0	2,225.4
Investment in affiliates	854.0	608.8
Total other assets	4,996.9	3,985.5
Total assets	5,570.6	4,545.0
Current liabilities:
Accounts payable	98.7	66.4
Accrued salaries and wages	4.3	6.0
Other accrued liabilities	35.6	40.9
Total current liabilities	138.6	113.3
Long-term debt, less current maturities	0.6	0.6
Accrued pension liabilities	18.4	21.5
Deferred income taxes	249.8	274.7
Other liabilities	11.2	10.6
Intercompany accounts payable	1,360.0	734.5
Stockholders’ equity:
Wolverine World Wide, Inc. stockholders’ equity	3,792.0	3,389.8
Total stockholders’ equity	3,792.0	3,389.8
Total liabilities and stockholders' equity	5,570.6	4,545.0
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	164.3	209.1	180.4	101.6
Accounts receivable, net	108.3	112.5
Inventories:
Finished products	77.1	78.6
Raw materials and work-in-process	16.0	12.5
Total Inventory	93.1	91.1
Deferred income taxes		1.3
Prepaid expenses and other current assets	18.6	17.4
Total current assets	384.3	431.4
Property, plant and equipment:
Gross cost	32.6	33.9
Accumulated depreciation	(18.2)	(22.6)
Property, plant and equipment, net	14.4	11.3
Other assets:
Goodwill	73.1	77.9
Indefinite-lived intangibles	6.3	11.3
Deferred income taxes	3.7	2.8
Other	3.8	3.1
Intercompany accounts receivable	583.9	621.1
Investment in affiliates	949.4	1,221.3
Total other assets	1,620.2	1,937.5
Total assets	2,018.9	2,380.2
Current liabilities:
Accounts payable	63.7	45.5
Accrued salaries and wages	7.0	6.9
Other accrued liabilities	30.0	36.0
Total current liabilities	100.7	88.4
Deferred income taxes	4.0	3.0
Other liabilities	2.1	2.7
Intercompany accounts payable	506.3	683.1
Stockholders’ equity:
Wolverine World Wide, Inc. stockholders’ equity	1,399.8	1,598.5
Noncontrolling interest	6.0	4.5
Total stockholders’ equity	1,405.8	1,603.0
Total liabilities and stockholders' equity	2,018.9	2,380.2
Eliminations [Member]
Current assets:
Cash and cash equivalents	0.0	0.0	$ 0.0	$ 0.0
Inventories:
Total Inventory	0.0	0.0
Total current assets	0.0	0.0
Property, plant and equipment:
Property, plant and equipment, net	0.0	0.0
Other assets:
Intercompany accounts receivable	(3,605.7)	(2,868.6)
Investment in affiliates	(5,191.8)	(4,988.3)
Total other assets	(8,797.5)	(7,856.9)
Total assets	(8,797.5)	(7,856.9)
Current liabilities:
Total current liabilities	0.0	0.0
Intercompany accounts payable	(3,605.7)	(2,868.6)
Stockholders’ equity:
Wolverine World Wide, Inc. stockholders’ equity	(5,191.8)	(4,988.3)
Total stockholders’ equity	(5,191.8)	(4,988.3)
Total liabilities and stockholders' equity	$ (8,797.5)	$ (7,856.9)